Long-Term Liabilities	12 Months Ended
Dec. 31, 2025
Long-Term Liabilities [Abstract]
LONG-TERM LIABILITIES
NOTE 16 –	LONG-TERM LIABILITIES

Composition of other long-term liabilities:

Government grants:

The Company received grants from the Government of Israel for participation in research and development in return for the payment of royalties of 3.5% on sales of products resulting from the funded research and development up to 100% of the grants received.

The financial statements include the liability in the amount which management expects to repay the Israel Innovation Authority (“IIA”) within ten years, discounted at a rate of 11.5%.

The liabilities for government grants are linked to the USD-NIS exchange rate.

As of December 31, 2025, total government grants received by the Company were $557 thousand and no material amount was paid. No new grants were received during 2025.

Liabilities for government grants:

	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants as of December 31, 2025	11.5	557	269
Liabilities for government grants as of December 31, 2024	11.5	442	173

Government grant balances:

	December 31,
	2025	2024
	USD in thousands
Balance as of January 1	442	412
Grants received during the year	-	-
Liability revaluation	115	30
Balance as of December 31	557	442

Presented in the statement of financial position as follows:

	December 31,
	2025	2024
	USD in thousands
In current liabilities	288	270
In non-current liabilities	269	172
	$557	$442